Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss)	$ 1,166	$ (26,733)
Accumulated deficit	444,187		$ 445,353
Net cash provided by operating and investing activities	5,400
Cash and cash equivalents	$ 55,415	$ 113,098	$ 47,279